                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     United States Steel and Carnegie Pension Fund, Inc.
Address:  350 Park Avenue - 17th Floor
          New York, NY 10022-6022

13F File Number: 28-677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report:

Name:   William Donovan
Title:  President
Phone:  212-826-8420

Signature, Place, and Date of Signing:


/s/ William Donovan    New York, NY    May 14, 2012
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[_] 13F NOTICE.
[_] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE

Report Summary:

No Other Managers

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $5,388,081

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     FORM 13F, LIST OF SECURITIES PURSUANT TO SECTION 13(F) OF THE SECURITY
                              EXCHANGE ACT OF 1934

                                                                              SHARES OR   SHARES      SHARES
                                                                 MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
   NAME OF ISSUER                    TITLE OF CLASS CUSIP NUMBER  (x$1000)      AMOUNT  DISCRETION  AUTHORITY
------------------------------------ -------------- ------------ ------------ --------- ---------- -----------
ABB Ltd-Spon ADR                                       000375204       57,969 2,840,207  2,840,207   2,840,207
Abbott Laboratories                                    002824100      145,061 2,366,800  2,366,800   2,366,800
Ametek Inc                                             031100100       87,561 1,805,000  1,805,000   1,805,000
Amgen Inc                                              031162100      111,156 1,635,366  1,635,366   1,635,366
Amphenol Corp                                          032095101      101,666 1,700,950  1,700,950   1,700,950
Apple Inc.                                             037833100       23,982    40,000     40,000      40,000
BB&T Corp                                              054937107       56,323 1,794,300  1,794,300   1,794,300
Bank of New York Mellon Corp                           064058100       70,935 2,939,696  2,939,696   2,939,696
Boeing Co                                              097023105       67,063   901,746    901,746     901,746
Broadridge Financial Solutions                         11133T103       80,301 3,358,485  3,358,485   3,358,485
Caterpillar                                            149123101       87,346   820,000    820,000     820,000
Coca Cola Co                                           191216100       77,540 1,047,700  1,047,700   1,047,700
Comcast Corp Cl A Special Non-Voting                   20030N200      129,652 4,393,500  4,393,500   4,393,500
Disney Walt Co                                         254687106      110,005 2,512,670  2,512,670   2,512,670
Discovery Communications C                             25470F302       55,998 1,194,500  1,194,500   1,194,500
Direct TV - Class A                                    25490A101       56,375 1,142,572  1,142,572   1,142,572
Dover Corp                                             260003108       64,199 1,020,000  1,020,000   1,020,000
DuPont  E.I. de Nemours                                263534109       59,248 1,120,000  1,120,000   1,120,000
Exxon Mobil Corp                                       30231G102      213,404 2,460,558  2,460,558   2,460,558
General Electric Co                                    369604103      104,401 5,201,824  5,201,824   5,201,824
Glaxosmithkline Spnsrd ADR                             37733W105       61,051 1,359,400  1,359,400   1,359,400
Google Inc                                             38259P508       80,476   125,500    125,500     125,500
Hewlett-Packard Co                                     428236103       52,265 2,193,250  2,193,250   2,193,250
Hubbell Inc. Class B                                   443510201          886    11,276     11,276      11,276
Intel Corp                                             458140100       95,788 3,407,003  3,407,003   3,407,003
International Business Machs                           459200101      104,748   502,028    502,028     502,028
International Paper Co                                 460146103      111,193 3,167,900  3,167,900   3,167,900
Johnson & Johnson                                      478160104      150,963 2,288,700  2,288,700   2,288,700
Liberty Media Co Series A                              530322106       51,660   586,052    586,052     586,052
Liberty Global Inc                                     530555101       90,842 1,813,938  1,813,938   1,813,938
Liberty Interactive Corp Series A                      53071M104      128,909 6,752,704  6,752,704   6,752,704
Mccormick & Co Inc Com Non Vtg                         579780206       86,351 1,586,460  1,586,460   1,586,460
Mcdonald`s Corp                                        580135101       63,227   644,519    644,519     644,519
Merck & Co Inc                                         58933Y105       62,977 1,640,036  1,640,036   1,640,036
Microsoft Corp                                         594918104      169,702 5,261,270  5,261,270   5,261,270
Monster Beverage Corp Co                               611740101       41,736   672,178    672,178     672,178
Nike Inc                                               654106103      131,212 1,210,000  1,210,000   1,210,000
Novartis ADR                                           66987V109      113,053 2,040,300  2,040,300   2,040,300
Pepsico Inc                                            713448108       79,896 1,204,166  1,204,166   1,204,166
Pfizer Inc                                             717081103      104,748 4,625,661  4,625,661   4,625,661
Philip Morris                                          718172109      137,389 1,550,496  1,550,496   1,550,496
Praxair                                                74005P104       84,375   736,000    736,000     736,000
Procter & Gamble Co                                    742718109       55,699   828,728    828,728     828,728
Roper Industries Inc                                   776696106       37,185   375,000    375,000     375,000
Royal Dutch Shell Spnsrd ADR                           780259206      176,330 2,514,337  2,514,337   2,514,337
SPDR Trust Series 1                                    78462F103      248,619 1,765,634  1,765,634   1,765,634
Schlumberger Ltd                                       806857108      116,300 1,663,098  1,663,098   1,663,098
Spectra Energy Corp                                    847560109      114,821 3,639,350  3,639,350   3,639,350
State Street Corp                                      857477103      127,518 2,802,600  2,802,600   2,802,600
Texas Instruments Inc                                  882508104       35,143 1,045,600  1,045,600   1,045,600
US Bancorp                                             902973304       90,860 2,868,067  2,868,067   2,868,067
UnitedHealth Group Inc                                 91324P102      166,205 2,819,900  2,819,900   2,819,900
Valmont Industries                                     920253101       39,332   335,000    335,000     335,000
Wal-Mart Stores Inc                                    931142103       67,446 1,102,053  1,102,053   1,102,053
Walgreen Co                                            931422109       73,762 2,202,500  2,202,500   2,202,500
Weingarten Realty Investors                            948741103      141,052 5,336,801  5,336,801   5,336,801
Wells Fargo & Co                                       949746101      134,176 3,930,160  3,930,160   3,930,160
   TOTAL MARKET VALUE - PENSION PLAN
      SECURITIES                                              57    5,388,081